New Accounting Guidance and Adoption of New Accounting Guidance	12 Months Ended
Dec. 31, 2012
New Accounting Guidance and Adoption of New Accounting Guidance

2. New Accounting Guidance and Adoption of New Accounting Guidance

New Accounting Guidance

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income” (“ASU 2013-02). ASU 2013-02 requires new disclosures related to amounts reclassified out of accumulated other comprehensive income by component, as well as disclosures related to reclassifications from accumulated other comprehensive income to net income. These disclosures may be presented on the face of the consolidated financial statements or in the notes thereto. ASU 2013-02 is effective for fiscal years beginning after December 15, 2012. Since ASU 2013-02 requires only additional disclosures, the adoption of ASU 2013-02 will not affect the consolidated financial position, results of operations or cash flows of the Company.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments and requires companies to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those companies that prepare their financial statements in accordance with GAAP and those companies that prepare their financial statements in accordance with International Financial Reporting Standards. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Since ASU 2011-11 requires only additional disclosures, the adoption of ASU 2011-11 will not affect the consolidated financial position, results of operations or cash flows of the Company.

Adoption of New Accounting Guidance

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If based on its qualitative assessment, a company concludes that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company adopted the provisions of ASU 2012-02 in 2012, which had no impact on the consolidated financial position, results of operations or cash flows of the Company.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”). ASU 2011-08 allows a company to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company adopted the provisions of ASU 2011-08 in 2011, which had no impact on the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires, in part, that companies present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 had no affect the consolidated financial position, results of operations or cash flows of the Company.

In June 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).” ASU 2011-04 requires expansion of the disclosures required for Level 3 measurements of fair value and provides updates to the existing measurement guidance. The provisions of ASU 2011-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-04 had no affect on the consolidated financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures” (“ASU 2010-06”). ASU 2010-06 requires companies to provide additional disclosures related to transfers in and out of Level 1 and Level 2 and in the reconciliation of Level 3 fair value measurements. ASU 2010-06 was effective for the Company for interim and annual reporting periods beginning in 2010, except for the disclosures related to the reconciliation of Level 3 fair value measurements, which was effective for the Company beginning in 2011. The adoption of ASU 2010-06 did not affect the consolidated financial position, results of operations or cash flows of the Company.